Schedule II Condensed Financial Information of Parent Company Only (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Operations:
Income (loss) from continuing operations before income tax (benefit) expense	$ 2,885	$ (4,270)	$ 1,794	$ (1,310)	$ 16,568	$ 179	$ 1,235	$ 1,684	$ (901)	$ 19,666	$ (14,442)
Income tax benefit									(19,764)	6,736	(2,055)
Income (loss) from continuing operations									18,863	12,930	(12,387)
Income (loss) from discontinued operations	140	(221)	(37)	2,585	3,574	(1,869)	(2,645)	295	2,467	(645)	2,661
Net income (loss) attributable to AIG	21,479	(3,990)	1,836	1,297	13,853	(2,729)	(2,862)	1,796	20,622	10,058	(8,362)
New accounting standard for acquisition costs
Statement of Operations:
Equity in earnings of consolidated subsidiaries									6,260	21,385	(226)
Income (loss) from continuing operations before income tax (benefit) expense									(901)	19,666	(14,442)
Income tax benefit									(19,764)	6,736	(2,055)
Income (loss) from continuing operations									18,863	12,930	(12,387)
Income (loss) from discontinued operations									2,467	(645)	2,661
Net income (loss) attributable to AIG									20,622	10,058	(8,362)
New accounting standard for acquisition costs | As Previously Reported
Statement of Operations:
Equity in earnings of consolidated subsidiaries									5,222	18,040	(1,477)
Income (loss) from continuing operations before income tax (benefit) expense									(1,065)	17,936	(14,307)
Income tax benefit									(18,036)	5,859	(1,489)
Income (loss) from continuing operations									16,971	12,077	(12,818)
Income (loss) from discontinued operations									1,535	(2,064)	505
Net income (loss) attributable to AIG									17,798	7,786	(10,949)
New accounting standard for acquisition costs | Effect of Change
Statement of Operations:
Equity in earnings of consolidated subsidiaries									1,038	3,345	1,251
Income (loss) from continuing operations before income tax (benefit) expense									164	1,730	(135)
Income tax benefit									(1,728)	877	(566)
Income (loss) from continuing operations									1,892	853	431
Income (loss) from discontinued operations									932	1,419	2,156
Net income (loss) attributable to AIG									2,824	2,272	2,587
Parent Company
Statement of Operations:
Equity in earnings of consolidated subsidiaries									6,260	21,385	(226)
Income (loss) from continuing operations before income tax (benefit) expense									(6)	16,277	(11,975)
Income tax benefit									(19,695)	5,402	(2,798)
Income (loss) from continuing operations									19,689	10,875	(9,177)
Income (loss) from discontinued operations									933	(817)	815
Net income (loss) attributable to AIG									20,622	10,058	(8,362)
Parent Company | As Previously Reported
Statement of Operations:
Equity in earnings of consolidated subsidiaries									5,222	18,040	1,477
Income (loss) from continuing operations before income tax (benefit) expense									(1,044)	12,932	13,226
Income tax benefit									(17,909)	5,144	2,277
Income (loss) from continuing operations									16,865	7,788	10,949
Income (loss) from discontinued operations										(2)
Net income (loss) attributable to AIG									17,798	7,786	10,949
Parent Company | New accounting standard for acquisition costs | Effect of Change
Statement of Operations:
Equity in earnings of consolidated subsidiaries									1,038	3,345	1,251
Income (loss) from continuing operations before income tax (benefit) expense									1,038	3,345	1,251
Income tax benefit									(1,786)	258	(521)
Income (loss) from continuing operations									2,824	3,087	1,772
Income (loss) from discontinued operations										(815)	815
Net income (loss) attributable to AIG									$ 2,824	$ 2,272	$ 2,587